Fair Value Measurements - Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3)
Balance at beginning	$ 51,859	$ 25,892
Balance at ending	13,453	51,859
Investments [Member]
Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3)
Change in fair value	29,364	11
Distribution	(62,637)	(136)
Notes Receivable [Member]
Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3)
Change in fair value	$ (5,133)	27,319
Transferred out of Level 3 to Level 1		(1,165)
Settlement		$ (62)